GOODWILL AND INTANGIBLE ASSET (Details 2) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
2020 (remaining three months)	$ 2,043	$ 8,175
2021	8,175	8,175
2022	8,175	8,175
2023	8,175	8,175
2024	8,175	8,175
Thereafter	36,788	36,788
Finite-Lived Intangible Assets, Net	$ 71,531	$ 77,663